Schedule of investments
Macquarie VIP Science and Technology Series
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.91%♦
Communication Services — 13.35%
Meta Platforms Class A	112,509	$ 64,404,652
Netflix †	19,251	13,654,157
Take-Two Interactive Software †	59,884	9,204,769
		87,263,578
Consumer Discretionary — 10.19%
Amazon.com †	161,530	30,097,885
DraftKings Class A †	230,213	9,024,350
MercadoLibre †	6,449	13,233,090
SharkNinja	67,123	7,296,941
Tesla †	26,695	6,984,213
		66,636,479
Healthcare — 5.45%
Boston Scientific †	108,758	9,113,920
Exact Sciences †	117,634	8,013,228
Intuitive Surgical †	32,598	16,014,420
Neurocrine Biosciences †	21,904	2,523,779
		35,665,347
Industrials — 3.40%
Copart †	117,609	6,162,711
Uber Technologies †	213,717	16,062,970
		22,225,681
Information Technology — 66.52%
Advanced Micro Devices †	129,860	21,307,429
Analog Devices	30,731	7,073,354
Apple	85,128	19,834,824
Arista Networks †	28,865	11,078,964
ASML Holding	26,416	22,011,132
Autodesk †	39,555	10,896,611
Broadcom	211,730	36,523,425
Cadence Design Systems †	71,028	19,250,719
CDW	37,033	8,380,568
Dell Technologies Class C	55,175	6,540,445
Keysight Technologies †	49,521	7,870,373
Lam Research	12,756	10,409,916
Micron Technology	146,076	15,149,542
Microsoft	110,523	47,558,047
NVIDIA	429,121	52,112,454
SAP ADR	104,185	23,868,784
Seagate Technology Holdings	354,595	38,838,790
Shopify Class A †	101,227	8,112,332
Taiwan Semiconductor Manufacturing ADR	135,720	23,570,492
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Western Digital †	194,207	$ 13,262,396
Zebra Technologies Class A †	84,212	31,185,388
		434,835,985
Total Common Stocks (cost $424,920,767)		646,627,070

Short-Term Investments — 1.15%
Money Market Mutual Funds — 1.15%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	1,875,090	1,875,090
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	1,875,090	1,875,090
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	1,875,090	1,875,090
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	1,875,090	1,875,090
Total Short-Term Investments (cost $7,500,360)		7,500,360

Total Value of Securities—100.06% (cost $432,421,127)		654,127,430
Liabilities Net of Receivables and Other Assets—(0.06%)		(398,777)
Net Assets Applicable to 22,879,033 Shares Outstanding—100.00%		$653,728,653
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- IV089 [0924] 1124 (4017384)    1